CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Direct financing lease interest income - related parties	$ 55,385	$ 59,214	$ 97,757
Direct financing and sales-type lease interest income - other	4,231	6,501	6,859
Finance lease service revenues - related parties	52,390	64,766	69,992
Finance lease service revenues - other	1,846	0	0
Profit sharing revenues - related parties	770	52,176	482
Time charter revenues - related parties	5,647	0	660
Time charter revenues - other	77,778	60,258	28,789
Bareboat charter revenues - related parties	18,324	20,701	21,276
Bareboat charter revenues - other	42,705	54,212	69,003
Voyage charter revenues - other	9,724	0	0
Other operating income	2,060	1,864	296
Total operating revenues	270,860	319,692	295,114
Gain on sale of assets and termination of charters	18,025	47,386	8,468
Operating expenses
Vessel operating expenses - related parties	54,916	66,455	71,283
Vessel operating expenses - other	50,618	28,459	9,780
Depreciation	58,436	55,602	49,929
Administrative expenses - related parties	439	471	504
Administrative expenses - other	7,110	8,471	9,381
Total operating expenses	171,519	159,458	140,877
Net operating income	117,366	207,620	162,705
Non-operating income / (expense)
Interest income – related parties, associated companies	19,575	19,575	19,575
Interest income – related parties, other	482	0	0
Interest income - other	10,023	7,599	3,826
Interest expense - other	(87,225)	(94,851)	(103,378)
Gain/(loss) on purchase of bonds	(1,218)	(122)	521
Gain on sale of investment in associated company	0	0	4,064
Long-term investment impairment charge	0	(3,353)	0
Other financial items, net	2,003	5,876	(7,040)
Net income before equity in earnings of associated companies	61,006	142,344	80,273
Equity in earnings of associated companies	28,200	43,492	50,902
Net income	$ 89,206	$ 185,836	$ 131,175
Per share information:
Basic earnings per share (in dollars per share)	$ 1.00	$ 2.31	$ 1.66
Weighted average number of shares outstanding, basic	89,508	80,594	79,125
Diluted earnings per share (in dollars per share)	$ 0.99	$ 2.22	$ 1.62
Weighted average number of shares outstanding, diluted	95,424	85,868	83,627
Cash dividend per share declared and paid (in dollars per share)	$ 1.17	$ 1.86	$ 1.55